Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Event
Subsequent Event

22. Subsequent Event

On January 22, 2024, the Company announced a planned workforce reduction of up to 50% of its employees in order to reduce its operating expenses and focus its efforts on development of oral difelikefalin in chronic pruritus associated with notalgia paresthetica. The Company expects to record a pre-tax severance expense of approximately $2,700 during the first quarter of 2024. As a result of these workforce reductions, approximately 58,583 stock options and 3,833 restricted stock units, as of December 31, 2023, are expected to be forfeited (see Note 15, Stock-Based Compensation).

As discussed in Note 2, on December 19, 2024, the board of directors (the “Board”) of the Company determined to effect a one-for-twelve (12) reverse stock split of the Company’s common stock, par value $0.001 per share and corresponding reduction in the total number of authorized shares. The reverse stock split ratio approved by the Board is within the previously disclosed range of ratios for a reverse stock split authorized by the stockholders of the Company at the Company’s Annual Meeting of Stockholders (“Annual Meeting”) held on June 4, 2024.

The reverse stock split became effective at 5:00 p.m. Eastern Time on Monday, December 30, 2024, and the Company’s common stock began trading on a split adjusted basis on The Nasdaq Capital Market as of the opening of trading on Tuesday, December 31, 2024.

No fractional shares will be issued in connection with the reverse stock split. Stockholders who would otherwise hold a fraction of a share of common stock of the Company will receive a cash payment in lieu thereof. In addition, proportionate adjustments will be made to the number of shares underlying, and the exercise or conversion prices of, the Company’s outstanding stock options, and to the number of shares of common stock issuable under the Company’s equity incentive plans.

Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split.